Offerings - Offering: 1	Mar. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 155,550,720.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,481.55
Offering Note	Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933.